Additional Information - Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CASH FLOWS
Revenue	$ 2,047,901,576	$ 1,857,689,274	$ 845,135,575
Operating expenses
Selling expenses	100,427,110	75,677,623	30,939,366
General and administrative expenses	157,128,736	72,710,154	65,406,239
Research and development expenses	44,120,473	18,624,846	5,438,909
Total operating expenses	301,676,319	167,012,623	101,784,514
Operating loss	30,965,559	417,348,437	135,369,384
Interest expense	(35,020,940)	(33,952,126)	(27,095,079)
Interest income	3,056,185	2,590,210	1,666,878
Other income	9,316,434	215,692	2,613,586
Income (loss) before income taxes	(30,510,623)	359,522,178	120,922,268
Tax expense	(7,309,619)	(48,069,198)	(24,695,831)
Net income (loss) attributable to ordinary shareholders	(37,820,093)	311,452,980	96,226,437
Entities with net asset distribution restrictions
STATEMENTS OF CASH FLOWS
Revenue		331,563
Operating expenses
Selling expenses	948,195	1,957,545	2,722,092
General and administrative expenses	11,108,266	10,760,015	8,337,343
Research and development expenses	573,646	438,181	396,239
Total operating expenses	12,630,107	13,155,741	11,455,674
Operating loss	(12,630,107)	(12,824,178)	(11,455,674)
Interest expense	(7,606,120)	(9,419,771)	(9,307,330)
Interest income	264,533	291,006	113,857
Equity in earnings (loss) of subsidiaries	(20,189,689)	331,756,996	116,875,584
Other income	2,341,290	1,650,607
Income (loss) before income taxes	(37,820,093)	311,454,660	96,226,437
Tax expense		(1,680)
Net income (loss) attributable to ordinary shareholders	$ (37,820,093)	$ 311,452,980	$ 96,226,437